Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Commercialization revenue received	$ 5,531	$ 1,972
Government grants and tax incentives received	24	17
Payments to suppliers and employees (inclusive of goods and services tax)	(41,977)	(59,357)
Interest received	4	16
Income taxes paid		(6)
Net cash (outflows) in operating activities	(36,418)	(57,358)
Cash flows from investing activities
Investment in fixed assets	(103)	(488)
Payments for intellectual property	(26)
Net cash (outflows) in investing activities	(129)	(488)
Cash flows from financing activities
Proceeds from borrowings	51,919
Repayment of borrowings	(55,458)
Payment of transaction costs from borrowings	(5,453)
Interest and other costs of finance paid	(2,951)	(2,771)
Proceeds from issue of shares	209	9,565
Proceeds from issue of warrants	8,081
Payments for share issue costs	(216)	(905)
Payments for lease liabilities	(1,214)	(1,480)
Net cash inflows/(outflows) by financing activities	(5,083)	4,409
Net decrease in cash and cash equivalents	(41,630)	(53,437)
Cash and cash equivalents at beginning of period	136,881	129,328
FX gain/(losses) on the translation of foreign bank accounts	(402)	1,637
Cash and cash equivalents at end of period	$ 94,849	$ 77,528